Total
THE GABELLI SMALL CAP GROWTH FUND
THE GABELLI SMALL CAP GROWTH FUND (the “Small Cap Growth Fund”)
Investment Objective
The Small Cap Growth Fund seeks to provide a high level of capital appreciation.
Fees and Expenses of the Small Cap Growth Fund:

This table describes the fees and expenses that you may pay if you buy and hold the following classes of shares of the Small Cap Growth Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 45 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - THE GABELLI SMALL CAP GROWTH FUND	THE GABELLI SMALL CAP GROWTH FUND - CLASS AAA	THE GABELLI SMALL CAP GROWTH FUND - CLASS A	THE GABELLI SMALL CAP GROWTH FUND - CLASS C	THE GABELLI SMALL CAP GROWTH FUND - Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	(2.00%)	(2.00%)	(2.00%)	(2.00%)
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - THE GABELLI SMALL CAP GROWTH FUND	THE GABELLI SMALL CAP GROWTH FUND - CLASS AAA	THE GABELLI SMALL CAP GROWTH FUND - CLASS A	THE GABELLI SMALL CAP GROWTH FUND - CLASS C	THE GABELLI SMALL CAP GROWTH FUND - Class I
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	none
Other Expenses(1)	0.16%	0.16%	0.16%	0.16%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses(1)	1.44%	1.44%	2.19%	1.19%

Expense Example

This example is intended to help you compare the cost of investing in the Small Cap Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Small Cap Growth Fund for the time periods shown and then redeem all of your shares at the end of those periods. The example also assumes that your

Expense Example - THE GABELLI SMALL CAP GROWTH FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
THE GABELLI SMALL CAP GROWTH FUND - CLASS AAA	147	456	787	1,724
THE GABELLI SMALL CAP GROWTH FUND - CLASS A	713	1,004	1,317	2,200
THE GABELLI SMALL CAP GROWTH FUND - CLASS C	322	685	1,175	2,524
THE GABELLI SMALL CAP GROWTH FUND - Class I	121	378	654	1,443

You would pay the following expenses if you did not redeem your shares of the Small Cap Growth Fund:
Expense Example, No Redemption - THE GABELLI SMALL CAP GROWTH FUND - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
THE GABELLI SMALL CAP GROWTH FUND - CLASS AAA	147	456	787	1,724
THE GABELLI SMALL CAP GROWTH FUND - CLASS A	713	1,004	1,317	2,200
THE GABELLI SMALL CAP GROWTH FUND - CLASS C	222	685	1,175	2,524
THE GABELLI SMALL CAP GROWTH FUND - Class I	121	378	654	1,443

Portfolio Turnover

The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Cap Growth Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Small Cap Growth Fund’s performance. During the most recent fiscal year, the Small Cap Growth Fund’s portfolio turnover rate was less than 0.5% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Small Cap Growth Fund invests at least 80% of its net assets in equity securities of companies that are considered to be small companies at the time the Small Cap Growth Fund makes its investment. The Small Cap Growth Fund invests primarily in the common stocks of companies which Gabelli Funds, LLC, the Small Cap Growth Fund’s adviser (the “Adviser”), believes are likely to have rapid growth in revenues and above average rates of earnings growth. The Adviser currently characterizes small capitalization companies for the Small Cap Growth Fund as those with total common stock market values of $3 billion or less at the time of investment.

In selecting investments for the Small Cap Growth Fund, the Adviser seeks issuers with a dominant market share or niche franchise in growing and/or consolidating industries. The Adviser considers for purchase the stocks of small capitalization (capitalization is the price per share multiplied by the number of shares outstanding) companies with experienced management, strong balance sheets, and rising free cash flow and earnings. The Adviser’s goal is to invest long term in the stocks of companies trading at reasonable market valuations relative to perceived economic worth.

Frequently, smaller companies exhibit one or more of the following traits:

•New products or technologies

•New distribution methods

Principal Risks

You may want to invest in the Small Cap Growth Fund if:

•you are a long term investor

•you seek capital appreciation

•you believe that the market will favor small capitalization stocks over the long term

The Small Cap Growth Fund’s share price will fluctuate with changes in the market value of the Small Cap Growth Fund’s portfolio securities. An investment in the Small Cap Growth Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Small Cap Growth Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Small Cap Growth Fund.

Investing in the Small Cap Growth Fund involves the following risks:

• Coronavirus (“COVID-19”) and Global Health Events. COVID-19 and concerns about its rapid spread and infections have severely impacted business activity in virtually all economies, markets, and sectors and negatively impacted the value of many financial and other assets. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. These events could have a significant impact on the Fund’s performance, as well as the performance and viability of issuers in which it invests.

•Equity Risk. Equity risk is the risk that the prices of the securities held by the Small Cap Growth Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

•Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

•Management Risk. If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Small Cap Growth Fund holds, then the value of the Small Cap Growth Fund’s shares may decline.

•Small Capitalization Company Risk. Investing in securities of small capitalization companies may involve greater risks than investing in larger, more established issuers.

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Small Cap Growth Fund by showing changes in the Small Cap Growth Fund’s performance from year to year and by showing how the Small Cap Growth Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Small Cap Growth Fund’s past performance (before and after taxes) does not predict how the Small Cap Growth Fund will perform in the future. Updated information on the Small Cap Growth Fund’s results can be obtained by visiting www.gabelli.com.

SMALL CAP GROWTH FUND (Total Returns for Class AAA Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 23.36% (quarter ended December 31, 2020), and the lowest return for a quarter was (29.29)% (quarter ended March 31, 2020).

Average Annual Total Returns (for the years ended December 31, 2019)
Average Annual Total Returns - THE GABELLI SMALL CAP GROWTH FUND	1 Year	5 Years	10 Years
THE GABELLI SMALL CAP GROWTH FUND - CLASS AAA	13.70%	10.29%	9.69%
THE GABELLI SMALL CAP GROWTH FUND - CLASS AAA | After Taxes on Distributions	8.45%	7.63%	8.05%
THE GABELLI SMALL CAP GROWTH FUND - CLASS AAA | After Taxes on Distributions and Sales	11.33%	7.89%	7.74%
THE GABELLI SMALL CAP GROWTH FUND - CLASS A	7.17%	8.99%	9.04%
THE GABELLI SMALL CAP GROWTH FUND - CLASS C	11.86%	9.47%	8.87%
THE GABELLI SMALL CAP GROWTH FUND - Class I	13.98%	10.57%	9.96%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	11.29%	12.37%	11.92%
Lipper Small-Cap Core Funds Average	10.69%	11.37%	10.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Class AAA shares, and after-tax returns for other classes will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Small Cap Growth Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).

THE GABELLI EQUITY INCOME FUND
THE GABELLI EQUITY INCOME FUND (the “Equity Income Fund”)
Investment Objective
The Equity Income Fund seeks to provide a high level of total return on its assets with an emphasis on income.
Fees and Expenses of the Equity Income Fund:

This table describes the fees and expenses that you may pay if you buy and hold the following classes of shares of the Equity Income Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 45 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - THE GABELLI EQUITY INCOME FUND	THE GABELLI EQUITY INCOME FUND - CLASS AAA	THE GABELLI EQUITY INCOME FUND - CLASS A	THE GABELLI EQUITY INCOME FUND - CLASS C	THE GABELLI EQUITY INCOME FUND - Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	(2.00%)	(2.00%)	(2.00%)	(2.00%)
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - THE GABELLI EQUITY INCOME FUND	THE GABELLI EQUITY INCOME FUND - CLASS AAA	THE GABELLI EQUITY INCOME FUND - CLASS A	THE GABELLI EQUITY INCOME FUND - CLASS C	THE GABELLI EQUITY INCOME FUND - Class I
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	none
Other Expenses(1)	0.20%	0.20%	0.20%	0.20%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses(1)	1.48%	1.48%	2.23%	1.23%

Expense Example

This example is intended to help you compare the cost of investing in the Equity Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in shares of the Equity Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes

Expense Example - THE GABELLI EQUITY INCOME FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
THE GABELLI EQUITY INCOME FUND - CLASS AAA	151	468	808	1,768
THE GABELLI EQUITY INCOME FUND - CLASS A	717	1,016	1,336	2,242
THE GABELLI EQUITY INCOME FUND - CLASS C	326	697	1,195	2,565
THE GABELLI EQUITY INCOME FUND - Class I	125	390	676	1,489

You would pay the following expenses if you did not redeem your shares of the Equity Income Fund:
Expense Example, No Redemption - THE GABELLI EQUITY INCOME FUND - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
THE GABELLI EQUITY INCOME FUND - CLASS AAA	151	468	808	1,768
THE GABELLI EQUITY INCOME FUND - CLASS A	717	1,016	1,336	2,242
THE GABELLI EQUITY INCOME FUND - CLASS C	226	697	1,195	2,565
THE GABELLI EQUITY INCOME FUND - Class I	125	390	676	1,489

Portfolio Turnover

The Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Equity Income Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Equity Income Fund’s performance. During the most recent fiscal year, the Equity Income Fund’s portfolio turnover rate was less than 0.5% of the average value of its portfolio.

Principal Investment Strategies

The Equity Income Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities. Income producing equity securities include, for example, common stock, preferred stock, and convertible securities. In making stock selections, Gabelli Funds, LLC, the Equity Income Fund’s adviser (the “Adviser”), looks for securities that have a better yield than the average of the Standard and Poor’s 500 Index (the “S&P 500 Index”), as well as capital gains potential.

In selecting investments for the Equity Income Fund, the Adviser focuses on issuers that:

•have strong free cash flow and pay regular dividends

•have potential for long term earnings per share growth

•may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business

•are well managed

•will benefit from sustainable long term economic dynamics, such as globalization of an issuer’s industry or an issuer’s increased focus on productivity or enhancement of services.

The Adviser also believes preferred stock and convertible securities of selected companies offer opportunities for capital appreciation as well as periodic income and may invest a portion of the Equity Income Fund’s assets in such securities. This is particularly true in the case of companies that have performed below expectations. If a company’s performance has been poor enough, its preferred stock and

Principal Risks

You may want to invest in the Equity Income Fund if:

•you are a long term investor

•you are seeking income as well as capital appreciation

The Equity Income Fund’s share price will fluctuate with changes in the market value of the Equity Income Fund’s portfolio securities. An investment in the Equity Income Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Equity Income Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Equity Income Fund.

Investing in the Equity Income Fund involves the following risks:

• Coronavirus (“COVID-19”) and Global Health Events. COVID-19 and concerns about its rapid spread and infections have severely impacted business activity in virtually all economies, markets, and sectors and negatively impacted the value of many financial and other assets. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. These events could have a significant impact on the Fund’s performance, as well as the performance and viability of issuers in which it invests.

•Equity Risk. Equity risk is the risk that the prices of the securities held by the Equity Income Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances. Dividends on common equity securities are not fixed but are declared at the discretion of an issuer’s board of directors. Companies that have historically paid dividends on their securities are not required to continue to pay dividends on such securities. There is no guarantee that the issuers of the common equity securities will declare dividends in the future or that, if declared, they will remain at current levels or increase over time. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. The Equity Income Fund’s investments in dividend producing equity securities may also limit its potential for appreciation during a broad market advance. The prices of dividend producing equity securities can be highly volatile. Investors should not assume that the Equity Income Fund’s investments in these securities will necessarily reduce the volatility of the Equity Income Fund’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly.

•Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Equity Income Fund by showing changes in the Equity Income Fund’s performance from year to year and by showing how the Equity Income Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Equity Income Fund’s past performance (before and after taxes) does not predict how the Equity Income Fund will perform in the future. Updated information on the Equity Income Fund’s results can be obtained by visiting www.gabelli.com.

EQUITY INCOME FUND (Total Returns for Class AAA Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 16.94% (quarter ended June 30, 2020), and the lowest return for a quarter was (25.24)% (quarter ended March 31, 2020).

Average Annual Total Returns (for the years ended December 31, 2019)
Average Annual Total Returns - THE GABELLI EQUITY INCOME FUND	1 Year	5 Years	10 Years
THE GABELLI EQUITY INCOME FUND - CLASS AAA	7.08%	8.13%	8.50%
THE GABELLI EQUITY INCOME FUND - CLASS AAA | After Taxes on Distributions	1.09%	3.33%	5.66%
THE GABELLI EQUITY INCOME FUND - CLASS AAA | After Taxes on Distributions and Sales	7.08%	5.78%	6.50%
THE GABELLI EQUITY INCOME FUND - CLASS A	0.98%	6.86%	7.86%
THE GABELLI EQUITY INCOME FUND - CLASS C	5.30%	7.32%	7.69%
THE GABELLI EQUITY INCOME FUND - Class I	7.43%	8.41%	8.77%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
Lipper Equity Income Funds Average	4.72%	10.47%	10.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Class AAA shares, and after-tax returns for other classes will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Equity Income Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).

THE GABELLI FOCUSED GROWTH AND INCOME FUND
THE GABELLI FOCUSED GROWTH AND INCOME FUND (the “Focused Growth and Income Fund”)
Investment Objective
The Focused Growth and Income Fund seeks to provide a high level of capital appreciation.
Fees and Expenses of the Focused Growth and Income Fund:

This table describes the fees and expenses that you may pay if you buy and hold the following classes of shares of the Focused Growth and Income Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 45 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - THE GABELLI FOCUSED GROWTH AND INCOME FUND	THE GABELLI FOCUSED GROWTH AND INCOME FUND - CLASS AAA	THE GABELLI FOCUSED GROWTH AND INCOME FUND - CLASS A	THE GABELLI FOCUSED GROWTH AND INCOME FUND - CLASS C	THE GABELLI FOCUSED GROWTH AND INCOME FUND - Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	(2.00%)	(2.00%)	(2.00%)	(2.00%)
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - THE GABELLI FOCUSED GROWTH AND INCOME FUND	THE GABELLI FOCUSED GROWTH AND INCOME FUND - CLASS AAA	THE GABELLI FOCUSED GROWTH AND INCOME FUND - CLASS A	THE GABELLI FOCUSED GROWTH AND INCOME FUND - CLASS C	THE GABELLI FOCUSED GROWTH AND INCOME FUND - Class I
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	none
Other Expenses(1)	0.46%	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses(1)	1.71%	1.71%	2.46%	1.46%
Fee Waiver and/or Expense Reimbursement(1)	none	none	none	(0.66%)
Total Annual Fund Operating Expenses After Fee Wavier and/or Expense Reimbursement	1.71%	1.71%	2.46%	0.80%

(1)The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.80% for Class I Shares. Under this same arrangement, the Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 0.80% for Class I Shares.

Expense Example

This example is intended to help you compare the cost of investing in the Focused Growth and Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in shares of the Focused Growth and Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year, and that the Focused Growth and Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:

Expense Example - THE GABELLI FOCUSED GROWTH AND INCOME FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
THE GABELLI FOCUSED GROWTH AND INCOME FUND - CLASS AAA	174	539	928	2,019
THE GABELLI FOCUSED GROWTH AND INCOME FUND - CLASS A	739	1,083	1,450	2,478
THE GABELLI FOCUSED GROWTH AND INCOME FUND - CLASS C	349	767	1,311	2,796
THE GABELLI FOCUSED GROWTH AND INCOME FUND - Class I	82	397	735	1,690

You would pay the following expenses if you did not redeem your shares of the Focused Growth and Income Fund:
Expense Example, No Redemption - THE GABELLI FOCUSED GROWTH AND INCOME FUND - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
THE GABELLI FOCUSED GROWTH AND INCOME FUND - CLASS AAA	174	539	928	2,019
THE GABELLI FOCUSED GROWTH AND INCOME FUND - CLASS A	739	1,083	1,450	2,478
THE GABELLI FOCUSED GROWTH AND INCOME FUND - CLASS C	249	767	1,311	2,796
THE GABELLI FOCUSED GROWTH AND INCOME FUND - Class I	82	397	735	1,690

Portfolio Turnover

The Focused Growth and Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Focused Growth and Income Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Focused Growth and Income Fund’s performance. During the most recent fiscal year, the Focused Growth and Income Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Focused Growth and Income Fund will invest in a concentrated portfolio of twenty-five to thirty-five equity securities. The Focused Growth and Income Fund could potentially invest up to 50% of its net assets in five securities that represent the largest, and thus the highest conviction, positions. Under normal circumstances, the Focused Growth and Income Fund will invest substantially

Principal Risks

You may want to invest in the Focused Growth and Income Fund if:

•you are a long term investor

•you seek capital appreciation

The Focused Growth and Income Fund’s share price will fluctuate with changes in the market value of the Focused Growth and Income Fund’s portfolio securities. An investment in the Focused Growth and Income Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Focused Growth and Income Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Focused Growth and Income Fund.

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Focused Growth and Income Fund (including the Focused Growth and Income Fund’s prior investment strategy that was in effect through March 9, 2012) by showing changes in the Focused Growth and Income Fund’s performance from year to year and by showing how the Focused Growth and Income Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Focused Growth and Income Fund’s past performance (before and after taxes) does not predict how the Focused Growth and Income Fund will perform in the future. Updated information on the Focused Growth and Income Fund’s results can be obtained by visiting www.gabelli.com.

FOCUSED GROWTH AND INCOME FUND(Total Returns for Class AAA Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 25.64% (quarter ended June 30, 2020), and the lowest return for a quarter was (31.79)% (quarter ended March 31, 2020).

Prior to March 2012 and the implementation of the Focused Growth and Income Fund’s current strategy, the Focused Growth and Income Fund invested 80% of its assets under normal conditions in equity securities of companies considered small capitalization companies at the time of investment.

Average Annual Total Returns (for the years ended December 31, 2019)
Average Annual Total Returns - THE GABELLI FOCUSED GROWTH AND INCOME FUND	1 Year	5 Years	10 Years
THE GABELLI FOCUSED GROWTH AND INCOME FUND - CLASS AAA	8.64%	4.12%	5.43%
THE GABELLI FOCUSED GROWTH AND INCOME FUND - CLASS AAA | After Taxes on Distributions	8.64%	4.03%	4.93%
THE GABELLI FOCUSED GROWTH AND INCOME FUND - CLASS AAA | After Taxes on Distributions and Sales	5.11%	3.19%	4.18%
THE GABELLI FOCUSED GROWTH AND INCOME FUND - CLASS A	2.44%	2.90%	4.81%
THE GABELLI FOCUSED GROWTH AND INCOME FUND - CLASS C	6.87%	3.36%	4.65%
THE GABELLI FOCUSED GROWTH AND INCOME FUND - Class I	8.98%	4.40%	5.71%
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes)	13.66%	12.35%	11.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Class AAA shares, and after-tax returns for other classes will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Focused Growth and Income Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).

The Gabelli Global Financial Services Fund
THE GABELLI GLOBAL FINANCIAL SERVICES FUND (the “Global Financial Services Fund”)
Investment Objective
The Global Financial Services Fund seeks to provide capital appreciation.
Fees and Expenses of the Global Financial Services Fund:

This table describes the fees and expenses that you may pay if you buy and hold the following classes of shares of the Global Financial Services Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 45 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Global Financial Services Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - The Gabelli Global Financial Services Fund	The Gabelli Global Financial Services Fund - CLASS AAA	The Gabelli Global Financial Services Fund - CLASS A	The Gabelli Global Financial Services Fund - CLASS C	The Gabelli Global Financial Services Fund - CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	(2.00%)	(2.00%)	(2.00%)	(2.00%)
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - The Gabelli Global Financial Services Fund	The Gabelli Global Financial Services Fund - CLASS AAA	The Gabelli Global Financial Services Fund - CLASS A	The Gabelli Global Financial Services Fund - CLASS C	The Gabelli Global Financial Services Fund - CLASS I
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	none
Other Expenses(1)	1.26%	1.26%	1.26%	1.26%
Total Annual Fund Operating Expenses(1)	2.51%	2.51%	3.26%	2.26%
Fee Waiver and/or Expense Reimbursement(1)	(1.26%)	(1.26%)	(1.26%)	(1.26%)
Total Annual Fund Operating Expenses After Fee Wavier and/or Expense Reimbursement	1.25%	1.25%	2.00%	1.00%

(1)“Other Expenses” are based on estimated amounts for the current fiscal year. The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Global Financial Services Fund to the extent necessary to maintain the Total Annual Global Financial Services Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.25%, 1.25%, 2.00%, and 1.00% for Class AAA, Class A, Class C, and Class I shares, respectively. Under this same arrangement, the Global Financial Services Fund has also agreed, during the two year period following the

Expense Example

This example is intended to help you compare the cost of investing in the Global Financial Services Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Global Financial Services Fund for the time periods shown and then redeem all of your shares at the end of those periods. The example assumes a waiver of expenses through the date of the expiration of the waiver, and reflects Total Annual Fund Operating Expenses following the date of the expiration of the waiver. The example also assumes that your investment has a 5% return each year and that the Global Financial Services Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - The Gabelli Global Financial Services Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
The Gabelli Global Financial Services Fund - CLASS AAA	127	661	1,222	2,751
The Gabelli Global Financial Services Fund - CLASS A	695	1,198	1,727	3,168
The Gabelli Global Financial Services Fund - CLASS C	303	886	1,594	3,472
The Gabelli Global Financial Services Fund - CLASS I	102	585	1,095	2,497

You would pay the following expenses if you did not redeem your shares of the Global Financial Services Fund:
Expense Example, No Redemption - The Gabelli Global Financial Services Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
The Gabelli Global Financial Services Fund - CLASS AAA	127	661	1,222	2,751
The Gabelli Global Financial Services Fund - CLASS A	695	1,198	1,727	3,168
The Gabelli Global Financial Services Fund - CLASS C	203	886	1,594	3,472
The Gabelli Global Financial Services Fund - CLASS I	102	585	1,095	2,497

Portfolio Turnover

The Global Financial Services Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Global Financial Services Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Global Financial Services Fund’s performance. During the most recent fiscal year, the Global Financial Services Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Global Financial Services Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in the securities of companies principally

Principal Risks

You may want to invest in the Global Financial Services Fund if:

•you are a long term investor

•you seek capital appreciation

•you believe that the market will favor financial services companies over the long term

The Global Financial Services Fund’s share price will fluctuate with changes in the market value of the Global Financial Services Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. The Global Financial Services Fund is also subject to the risk that the Adviser’s judgments about above average growth potential of a particular company is incorrect and that the perceived value of such company’s stock is not realized by the market, or that the price of the Global Financial Services Fund’s portfolio securities will decline. An investment in the Global Financial Services Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Global Financial Services Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Global Financial Services Fund.

Investing in the Global Financial Services Fund involves the following risks:

•Coronavirus (“COVID-19”) and Global Health Events. COVID-19 and concerns about its rapid spread and infections have severely impacted business activity in virtually all economies, markets, and sectors and negatively impacted the value of many financial and other assets. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. These events could have a significant impact on the Fund’s performance, as well as the performance and viability of issuers in which it invests.

•Equity Risk.    Equity risk is the risk that the prices of the securities held by the Global Financial Services Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Global Financial Services Fund by showing changes in the Global Financial Services Fund’s performance from year to year, and by showing how the Global Financial Services Fund’s average annual returns for one year and the life of the Global Financial Services Fund compared with the MSCI World Financials Index and the Standard & Poor’s (“S&P”) 500 Index. As with all mutual funds, the Global Financial Services Fund’s past performance (before and after taxes) does not predict how the Global Financial Services Fund will perform in the future. Updated information on the Global Financial Services Fund’s results can be obtained by visiting www.gabelli.com.

THE GLOBAL FINANCIAL SERVICES FUND (Total Returns for Class AAA Shares for the Year Ended December 31)

During the calendar year shown in the bar chart, the highest return for a quarter was 35.52% (quarter ended December 31, 2020) and the lowest return for a quarter was (38.30)% (quarter ended March 31, 2020).

Average Annual Total Returns (for the years ended December 31, 2019)
Average Annual Total Returns - The Gabelli Global Financial Services Fund	1 Year	Since Inception
The Gabelli Global Financial Services Fund - CLASS AAA	(1.49%)	(0.66%)
The Gabelli Global Financial Services Fund - CLASS AAA | After Taxes on Distributions	(1.78%)	(1.02%)
The Gabelli Global Financial Services Fund - CLASS AAA | After Taxes on Distributions and Sales	(0.63%)	(0.45%)
The Gabelli Global Financial Services Fund - CLASS A	(6.93%)	(3.16%)
The Gabelli Global Financial Services Fund - CLASS C	(3.12%)	(1.44%)
The Gabelli Global Financial Services Fund - CLASS I	(1.26%)	(0.44%)
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	16.25%
MSCI World Financials Index (reflects no deduction for fees, expenses or taxes)	(1.49%)	2.97%